SCHEDULE OF LOANS PAYABLE (Details) (Parenthetical) - USD ($)			3 Months Ended			12 Months Ended
		Oct. 28, 2022	May 31, 2023		May 31, 2022	Feb. 28, 2023		Feb. 28, 2022	May 11, 2023	Apr. 20, 2023	Apr. 05, 2023	Feb. 06, 2023	Jan. 11, 2023	Nov. 15, 2022	Nov. 10, 2022	Nov. 09, 2022	Aug. 30, 2022	Aug. 09, 2022	Aug. 24, 2021	Feb. 29, 2020	Dec. 30, 2019	Jul. 18, 2016
Short-Term Debt [Line Items]
Convertible notes payable								$ 3,500
Accrued interest			$ 2,062,128			3,060,656	[1]	1,816,009
Conversion of convertible securities								898,705
Purchase of warrants																		47,000,000
Original issue discount
Amortization of debt expense			557,219		$ 415,029	1,980,033		7,597,242
Interest expenses			1,606,216		$ 1,175,030	$ 5,426,364		16,129,499
Warrants outstanding																	2,960,500
Debt interest rate						22.00%
Loans payable			32,427,346			$ 31,254,345		$ 26,233,598														$ 3,500
Vehicle loan secured by automobile			32,427,346			31,254,346														$ 50,000	$ 100,000
Discount rate								22.00%
Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Purchase of warrants																			329
Promissory Note Payable Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable			2,683,357
Accrued interest			1,237,811
Conversion of convertible securities			3,921,168
Notes payable			$ 3,921,168			$ 48,000
Purchase of warrants			450,000,000
Exercise price			$ 0.002
Fair value			$ 990,000
Debt interest rate			12.00%	[2]		25.00%	[3],[4]
Vehicle loan secured by automobile			$ 3,921,168	[2]			[3],[4]
Debt periodic payments						4,562
Promissory Note Payable Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable			1,460,794
Accrued interest			1,593,544
Conversion of convertible securities			3,054,338
Notes payable			$ 3,054,338
Purchase of warrants			250,000,000
Exercise price			$ 0.002
Fair value			$ 550,000
Prepaid expense						78,432
Original issue discount						$ 25,882
Debt interest rate			12.00%	[5]		15.00%	[3],[6]
Vehicle loan secured by automobile			$ 3,054,338	[5]			[3],[6]
Discount rate						33.00%
Promissory Note Payable Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable			103,180
Accrued interest			62,425
Conversion of convertible securities			165,605
Notes payable			$ 165,605
Purchase of warrants			80,000,000
Exercise price			$ 0.002
Fair value			$ 176,000
Prepaid expense						$ 7,850
Original issue discount						$ 2,590
Debt interest rate			12.00%	[7]		15.00%	[3],[8]
Vehicle loan secured by automobile			$ 165,605	[7]			[3],[8]
Discount rate						33.00%
Promissory Note Payable Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable			235,000
Accrued interest			75,375
Conversion of convertible securities			310,375
Notes payable			$ 310,375
Purchase of warrants			25,000,000
Exercise price			$ 0.002
Fair value			$ 182,500
Prepaid expense						$ 86,567
Original issue discount						$ 28,567
Debt interest rate			12.00%	[9]		15.00%	[3],[10]
Vehicle loan secured by automobile			$ 310,375	[9]			[3],[10]
Discount rate						33.00%
Promissory Note Payable Six [Member]
Short-Term Debt [Line Items]
Purchase of warrants			50,000,000
Exercise price			$ 0.025
Fair value			$ 271,250
Prepaid expense			350,000			$ 79,104
Original issue discount			35,000			$ 26,104
Debt discount			271,250
Amortization of debt expense			39,904
Unamortized discount			$ 153,611
Debt interest rate			12.00%	[11]		15.00%	[3],[12]
Vehicle loan secured by automobile			$ 350,000	[11]			[3],[12]
Discount rate						33.00%
Promissory Note Payable Twenty Seven [Member]
Short-Term Debt [Line Items]
Purchase of warrants						50,000,000
Exercise price						$ 0.025
Fair value						$ 271,250				$ 302,219
Prepaid expense						350,000
Original issue discount						$ 35,000				50,000
WarrantsTerm						3 years
Debt discount						$ 271,250
Amortization of debt expense			196			83,338
Unamortized discount			$ 352,023			$ 193,515
Debt interest rate			15.00%	[13]		12.00%	[14]
Loans payable										$ 400,000
Vehicle loan secured by automobile			$ 400,000	[13]		$ 350,000	[14]
Promissory Note Payable Twenty Seven [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants										61
Promissory Note Payable Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable			9,200
Accrued interest			6,944
Conversion of convertible securities			16,144
Notes payable			$ 25,000
Prepaid expense						12,000
Original issue discount						$ 3,000
Debt interest rate			12.00%	[15]		15.00%	[3],[16]
Vehicle loan secured by automobile			$ 25,000	[15]			[3],[16]
Promissory Note Payable Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable			79,500
Accrued interest			28,925
Conversion of convertible securities			108,425
Notes payable			$ 145,000
Prepaid expense						11,000
Original issue discount						$ 2,450
Debt interest rate			12.00%	[17]		15.00%	[3],[18]
Vehicle loan secured by automobile			$ 145,000	[17]			[3],[18]
Promissory Note Payable Nine [Member]
Short-Term Debt [Line Items]
Purchase of warrants			50,000,000
Exercise price			$ 0.025
Fair value			$ 380,174
Prepaid expense			550,000			5,000
Original issue discount			$ 250,000			$ 1,200
WarrantsTerm			3 years
Debt discount			$ 380,174
Amortization of debt expense			51,045
Unamortized discount			$ 188,291
Debt interest rate			12.00%	[19]		15.00%	[3]
Vehicle loan secured by automobile			$ 550,000	[19]			[3]
Promissory Note Payable Ten [Member]
Short-Term Debt [Line Items]
Purchase of warrants			100,000,000
Exercise price			$ 0.135
Fair value			$ 1,342,857
Prepaid expense			1,650,000			13,000
Original issue discount			$ 150,000			$ 3,850
WarrantsTerm			3 years
Debt discount			$ 1,342,857
Amortization of debt expense			159,064
Unamortized discount			$ 953,197
Interest expenses								$ 950,000
Debt interest rate			12.00%	[20]		15.00%	[3],[21]
Vehicle loan secured by automobile			$ 1,650,000	[20]			[3],[21]
Promissory Note Payable Thirty One [Member]
Short-Term Debt [Line Items]
Purchase of warrants						100,000,000		50,000,000
Exercise price						$ 0.135		$ 0.0164
Fair value						$ 1,342,857
Prepaid expense						1,650,000
Original issue discount						$ 150,000
WarrantsTerm						3 years		3 years
Debt discount						$ 1,342,857
Amortization of debt expense						2,995,719
Unamortized discount						$ 1,112,261
Interest expenses								$ 950,000
Debt interest rate	[22]					12.00%
Vehicle loan secured by automobile	[22]					$ 1,650,000
Promissory Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Notes payable			$ 6,000,000
Purchase of warrants			300,000,000					150,000,000
Exercise price			$ 0.135					$ 0.0164
Fair value			$ 4,749,005
Prepaid expense						43,500
Original issue discount			$ 600,000			$ 8,000
WarrantsTerm			3 years					3 years
Debt discount			$ 4,749,005
Interest expenses								$ 2,850,000
Cash proceeds			$ 5,400,000
Debt interest rate			12.00%	[23]		15.00%	[3],[24]
Vehicle loan secured by automobile			$ 6,000,000	[23]			[3],[24]
Promissory Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Purchase of warrants			170,000,000					85,000,000
Exercise price			$ 0.064					$ 0.0164
Fair value			$ 2,035,033
Prepaid expense						85,000
Original issue discount			$ 50,000			$ 15,000
WarrantsTerm			3 years					3 years
Debt discount			$ 2,035,033
Amortization of debt expense			154,910
Unamortized discount			639,308
Interest expenses								$ 1,615,000
Cash proceeds			$ 2,750,000
Debt interest rate			12.00%	[25]		15.00%	[3],[26]
Vehicle loan secured by automobile			$ 2,750,000	[25]			[3],[26]
Promissory Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Prepaid expense			4,000,160			62,000
Original issue discount						$ 12,000
Repayment of notes			$ 27,000
Debt interest rate			7.00%	[27]		15.00%	[3],[28]
Vehicle loan secured by automobile			$ 3,857,360	[27]			[3],[28]
Promissory Note Payable Thirteen [Member] | Director [Member] | Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares			184
Promissory Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Purchase of warrants			250,000,000
Exercise price			$ 0.037
Fair value			$ 1,284,783
Prepaid expense			1,650,000			31,000
Original issue discount			$ 150,000			$ 6,000
WarrantsTerm			3 years
Debt discount			$ 1,284,783
Amortization of debt expense			86,930
Unamortized discount			$ 127,501
Debt interest rate			12.00%	[29]		15.00%	[3],[30]
Vehicle loan secured by automobile			$ 1,650,000	[29]			[3],[30]
Promissory Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Prepaid expense			170,000			50,000
Original issue discount			3,739			$ 10,000
Amortization of debt expense			5,287
Unamortized discount			$ 20,000
Debt interest rate			15.00%	[31]		15.00%	[3],[32]
Vehicle loan secured by automobile			$ 170,000	[31]			[3],[32]
Promissory Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Notes payable			3,000,000
Fair value			2,960,500
Prepaid expense						42,000
Original issue discount			26,312			$ 7,000
Debt discount			39,500
Amortization of debt expense			$ 4,557
Warrants outstanding			955,000,000
Debt interest rate			15.00%	[33]		15.00%	[3],[34]
Vehicle loan secured by automobile			$ 3,000,000	[33]			[3],[34]
Promissory Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Prepaid expense			400,000			300,000
Original issue discount			15,479			$ 50,000
Amortization of debt expense			12,342
Unamortized discount			$ 50,000
Debt interest rate			15.00%	[35]		10.00%	[3],[36]
Vehicle loan secured by automobile			$ 400,000	[35]			[3],[36]
Promissory Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Prepaid expense			475,000
Original issue discount			17,799
Amortization of debt expense			18,930
Unamortized discount			$ 75,000
Debt interest rate			15.00%	[37]		12.00%	[3],[38]
Vehicle loan secured by automobile			$ 475,000	[37]			[3],[38]
Interest repayable						150,000
Promissory Note Payable Eighteen [Member] | First 6 Months [Member]
Short-Term Debt [Line Items]
Debt periodic payments						2,000
Promissory Note Payable Eighteen [Member] | Next 22 Months [Member]
Short-Term Debt [Line Items]
Debt periodic payments						$ 8,500
Promissory Note Payable Nineteen [Member]
Short-Term Debt [Line Items]
Purchase of warrants						70,000,000
Exercise price						$ 0.00165
Fair value						$ 41,176
Prepaid expense			350,000			110,000
Original issue discount			20,620			$ 10,000
WarrantsTerm						3 years
Debt discount						$ 41,176
Amortization of debt expense			12,290
Unamortized discount			$ 50,000
Debt interest rate			15.00%	[39]		12.00%	[3],[40]
Vehicle loan secured by automobile			$ 350,000	[39]			[3],[40]
Promissory Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Notes payable		$ 400,000
Fair value		299,399
Original issue discount		50,000
Amortization of debt expense			1,866
Unamortized discount		500,000	$ 346,157
Cash proceeds		350,000
Debt interest rate			15.00%	[13]		15.50%	[3],[41]
Loans payable		$ 400,000
Vehicle loan secured by automobile			$ 400,000	[13]			[3],[41]
Debt periodic payments						4,060
Interest repayable						$ 65,000
Promissory Note Payable Twenty [Member] | Series F Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants		329
Promissory Note Payable Twenty [Member] | Series F Warrants [Member] | October 31, 2033 [Member]
Short-Term Debt [Line Items]
Purchase of warrants		61
Promissory Note Payable Twenty [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants		61
Promissory Note Payable Twenty [Member] | Series F Preferred Shares [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares		1
Promissory Note Payable Twenty [Member] | Lender [Member]
Short-Term Debt [Line Items]
Loans payable		$ 4,000,000
Promissory Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Purchase of warrants						230,000,000
Exercise price						$ 0.00165
Fair value						$ 125,814										$ 299,750
Prepaid expense						300,000
Original issue discount						$ 25,000										50,000
WarrantsTerm						3 years
Debt discount						$ 125,814
Amortization of debt expense			1,838
Unamortized discount			$ 346,600
Debt interest rate			15.00%	[13]		15.00%	[3],[42]
Loans payable																$ 400,000
Vehicle loan secured by automobile			$ 400,000	[13]			[3],[42]
Promissory Note Payable Twenty One [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																61
Promissory Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Purchase of warrants						100,000,000
Exercise price						$ 0.002
Fair value						$ 54,545									$ 302,020
Prepaid expense						82,500
Original issue discount						$ 7,500									50,000
WarrantsTerm						3 years
Debt discount						$ 54,545
Amortization of debt expense			16,678
Unamortized discount			$ 349,214
Debt interest rate			15.00%	[13]		12.00%	[3],[43]
Loans payable															$ 400,000
Vehicle loan secured by automobile			$ 400,000	[13]			[3],[43]
Promissory Note Payable Twenty Two [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants															61
Promissory Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable						2,683,357
Accrued interest						1,237,811
Conversion of convertible securities						3,921,168
Notes payable						$ 3,921,168
Purchase of warrants						450,000,000
Exercise price						$ 0.002
Fair value						$ 990,000								$ 299,959
Original issue discount														50,000
Amortization of debt expense			1,881
Unamortized discount			$ 345,914
Debt interest rate			15.00%	[13]		12.00%	[44]
Loans payable														$ 400,000
Vehicle loan secured by automobile			$ 400,000	[13]		$ 3,921,168	[44]
Promissory Note Payable Twenty Three [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants														61
Promissory Note Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable						1,460,794
Accrued interest						1,593,544
Conversion of convertible securities						3,054,338
Notes payable						$ 3,054,338
Purchase of warrants						250,000,000
Exercise price						$ 0.002
Fair value						$ 550,000							$ 299,959
Original issue discount													50,000
Amortization of debt expense			1,925
Unamortized discount			$ 345,265
Debt interest rate			15.00%	[13]		12.00%	[45]
Loans payable													$ 400,000
Vehicle loan secured by automobile			$ 400,000	[13]		$ 3,054,338	[45]
Promissory Note Payable Twenty Four [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants													61
Promissory Note Payable Twenty Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable						103,180
Accrued interest						62,425
Conversion of convertible securities						165,605
Notes payable						$ 165,605
Purchase of warrants						80,000,000
Fair value						$ 176,000						$ 299,959
Original issue discount												50,000
Amortization of debt expense			1,836
Unamortized discount			$ 346,590
Debt interest rate			15.00%	[13]		12.00%	[46]
Loans payable												$ 400,000
Vehicle loan secured by automobile			$ 400,000	[13]		$ 165,605	[46]
Promissory Note Payable Twenty Five [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants												61
Promissory Note Payable Twenty Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable						235,000
Accrued interest						75,375
Conversion of convertible securities						310,375
Notes payable						$ 310,375
Purchase of warrants						25,000,000
Exercise price						$ 0.002
Fair value						$ 182,500					$ 296,245
Original issue discount											50,000
Amortization of debt expense			751
Unamortized discount			$ 345,494
Debt interest rate			15.00%	[13]		12.00%	[47]
Loans payable											$ 400,000
Vehicle loan secured by automobile			$ 400,000	[13]		$ 310,375	[47]
Promissory Note Payable Twenty Six [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants											61
Promissory Note Payable Twenty Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable						9,200
Accrued interest						6,944
Conversion of convertible securities						16,144
Notes payable						$ 25,000
Fair value									$ 348,983
Original issue discount									50,000
Amortization of debt expense			0
Unamortized discount			$ 398,983
Debt interest rate			15.00%	[13]		12.00%	[48]
Loans payable									$ 400,000
Vehicle loan secured by automobile			$ 400,000	[13]		$ 25,000	[48]
Promissory Note Payable Twenty Eight [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants									61
Promissory Note Payable [Member]
Short-Term Debt [Line Items]
Accrued interest						342,138
Notes payable						2,004,091
Vehicle loan secured by automobile						1,661,953
Accrued liability						$ 62,979
Promissory Note Payable Thirty Two [Member]
Short-Term Debt [Line Items]
Purchase of warrants						170,000,000		85,000,000
Exercise price						$ 0.064		$ 0.0164
Fair value						$ 2,035,033
Prepaid expense						2,750,000
Original issue discount						$ 50,000
WarrantsTerm						3 years		3 years
Debt discount						$ 2,035,033
Amortization of debt expense						455,527
Unamortized discount						$ 794,218
Interest expenses								$ 1,615,000
Debt interest rate	[49]					12.00%
Vehicle loan secured by automobile	[49]					$ 6,000,000
Promissory Note Payable Thirty Two [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Notes payable						$ 6,000,000
Purchase of warrants						300,000,000		150,000,000
Exercise price						$ 0.135		$ 0.0164
Fair value						$ 4,749,005
Original issue discount						$ 600,000
WarrantsTerm						3 years		3 years
Debt discount						$ 4,749,005
Amortization of debt expense						0
Unamortized discount						0
Cash proceeds						5,400,000
Fair value of warrants								$ 2,850,000
Promissory Note Payable Twenty Nine [Member]
Short-Term Debt [Line Items]
Convertible notes payable						79,500
Accrued interest						28,925
Conversion of convertible securities						108,425
Notes payable						$ 145,000
Debt interest rate	[50]					12.00%
Vehicle loan secured by automobile	[50]					$ 145,000
Promissory Note Payable Thirty [Member]
Short-Term Debt [Line Items]
Purchase of warrants						50,000,000
Exercise price						$ 0.025
Fair value						$ 380,174
Prepaid expense						550,000
Original issue discount						$ 250,000
WarrantsTerm						3 years
Debt discount						$ 380,174
Amortization of debt expense						127,897
Unamortized discount						$ 239,336
Debt interest rate	[51]					12.00%
Vehicle loan secured by automobile	[51]					$ 550,000
Promissory Note Payable Thirty Three [Member]
Short-Term Debt [Line Items]
Prepaid expense						4,000,160
Repayment of notes						$ 115,800
Debt interest rate	[52]					12.00%
Vehicle loan secured by automobile	[52]					$ 2,750,000
Promissory Note Payable Thirty Three [Member] | Director [Member] | Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares						184
Promissory Note Payable Thirty Four [Member]
Short-Term Debt [Line Items]
Purchase of warrants						250,000,000
Exercise price						$ 0.037
Fair value						$ 1,284,783
Prepaid expense						1,650,000
Original issue discount						$ 150,000
WarrantsTerm						3 years
Debt discount						$ 1,284,783
Amortization of debt expense						188,002
Unamortized discount						$ 1,214,431
Debt interest rate	[53]					7.00%
Vehicle loan secured by automobile	[53]					$ 3,884,360
Promissory Note Payable Thirty Six [Member]
Short-Term Debt [Line Items]
Prepaid expense						170,000
Original issue discount						20,000
Amortization of debt expense						10,974
Unamortized discount						$ 9,026
Debt interest rate	[54]					15.00%
Vehicle loan secured by automobile	[54]					$ 170,000
Promissory Note Payable Thirty Seven [Member]
Short-Term Debt [Line Items]
Prepaid expense						400,000
Original issue discount						50,000
Amortization of debt expense						22,179
Unamortized discount						$ 27,821
Debt interest rate	[55]					15.00%
Vehicle loan secured by automobile	[55]					$ 3,000,000
Promissory Note Payable Thirty Eight [Member]
Short-Term Debt [Line Items]
Notes payable						3,000,000
Fair value						2,960,500
Debt discount						39,500
Amortization of debt expense						8,632
Unamortized discount						$ 30,868
Warrants outstanding						955,000,000
Debt interest rate	[56]					15.00%
Vehicle loan secured by automobile	[56]					$ 400,000
Promissory Note Payable Thirty Nine [Member]
Short-Term Debt [Line Items]
Prepaid expense						475,000
Original issue discount						75,000
Amortization of debt expense						38,271
Unamortized discount						$ 32,909
Debt interest rate	[57]					15.00%
Vehicle loan secured by automobile	[57]					$ 475,000
Promissory Note Payable Forty [Member]
Short-Term Debt [Line Items]
Prepaid expense						350,000
Original issue discount						50,000
Amortization of debt expense						17,091
Unamortized discount						$ 46,407
Debt interest rate	[58]					15.00%
Vehicle loan secured by automobile	[58]					$ 350,000
Promissory Note Payable Forty One [Member]
Short-Term Debt [Line Items]
Notes payable		400,000
Fair value		299,399
Original issue discount		50,000
Amortization of debt expense						1,375
Unamortized discount		500,000				$ 348,024
Cash proceeds		350,000
Debt interest rate	[59]					15.00%
Loans payable		$ 400,000
Vehicle loan secured by automobile	[59]					$ 400,000
Promissory Note Payable Forty One [Member] | Series F Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants		329
Promissory Note Payable Forty One [Member] | Series F Warrants [Member] | October 31, 2033 [Member]
Short-Term Debt [Line Items]
Purchase of warrants		61
Promissory Note Payable Forty One [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants		61
Promissory Note Payable Forty One [Member] | Series F Preferred Shares [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares		1
Promissory Note Payable Forty One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Loans payable		$ 4,000,000
Promissory Note Payable Forty Two [Member]
Short-Term Debt [Line Items]
Fair value																$ 299,750
Original issue discount																50,000
Amortization of debt expense						1,312
Unamortized discount						$ 348,438
Debt interest rate	[59]					15.00%
Loans payable																$ 400,000
Vehicle loan secured by automobile	[59]					$ 400,000
Promissory Note Payable Forty Two [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																61
Promissory Note Payable Forty Three [Member]
Short-Term Debt [Line Items]
Fair value															$ 302,020
Original issue discount															50,000
Amortization of debt expense						1,139
Unamortized discount						$ 350,881
Debt interest rate	[59]					15.00%
Loans payable															$ 400,000
Vehicle loan secured by automobile	[59]					$ 400,000
Promissory Note Payable Forty Three [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants															61
Promissory Note Payable Forty Four [Member]
Short-Term Debt [Line Items]
Fair value														$ 299,959
Original issue discount														50,000
Amortization of debt expense						2,143
Unamortized discount						$ 347,815
Debt interest rate	[59]					15.00%
Loans payable														$ 400,000
Vehicle loan secured by automobile	[59]					$ 400,000
Promissory Note Payable Forty Four [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants														61
Promissory Note Payable Forty Five [Member]
Short-Term Debt [Line Items]
Fair value													$ 299,959
Original issue discount													50,000
Amortization of debt expense						802
Unamortized discount						$ 347,189
Debt interest rate	[59]					15.00%
Loans payable													$ 400,000
Vehicle loan secured by automobile	[59]					$ 400,000
Promissory Note Payable Forty Five [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants													61
Promissory Note Payable Forty Six [Member]
Short-Term Debt [Line Items]
Fair value												$ 299,959
Original issue discount												50,000
Amortization of debt expense						100
Unamortized discount						$ 348,426
Debt interest rate	[59]					15.00%
Loans payable												$ 400,000
Vehicle loan secured by automobile	[59]					$ 400,000
Promissory Note Payable Forty Six [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants												61

[1]	Derived from audited information
[2]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[3]	Loans with a principal balance of $1,661,953 along with associated accrued interest of $342,138 totaling $2,004,091 were paid in March 2022, with a remaining accrued liability of $62,979.
[4]	Repayable in 12 monthly instalments of $4,562 commencing August 11, 2018 and secured by revenue earning devices having a net book value of at least $48,000. The loan and accrued interest were fully paid in March 2022.
[5]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[6]	Original $78,432 note may be pre-payable at any time. The note balance includes 33% original issue discount of $25,882 at issuance. The loan and accrued interest were fully paid in March 2022.
[7]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.
[8]	Original $7,850 note may be pre-payable at any time. The note balance includes 33% original issue discount of $2,590 at issuance. The loan and accrued interest were fully paid in March 2022.
[9]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.
[10]	Original $86,567 note may be pre-payable at any time. The note balance includes 33% original issue discount of $28,567 at issuance. The loan and accrued interest were fully paid in March 2022.
[11]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the three months ended May 31, 2023, the Company recorded amortization expense of $39,904, respectively, with an unamortized discount of $153,611 at May 31, 2023.
[12]	Original $79,104 note may be pre-payable at any time. The note balance includes 33% original issue discount of $26,104 at issuance. The loan and accrued interest were fully paid in March 2022.
[13]	On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At November 30, 2022 the Company has issued 6 tranches as follows:
[14]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the year ended February 28, 2023, the Company recorded amortization expense of $83,338, with an unamortized discount of $193,515 at February 28, 2023.
[15]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[16]	Original $12,000 note may be pre-payable at any time. The note balance includes an original issue discount of $3,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[17]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[18]	Original $11,000 note may be pre-payable at any time. The note balance includes an original issue discount of $2,450 at issuance. The loan and accrued interest were fully paid in March 2022.
[19]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. For the three months ended May 31, 2023, the Company recorded amortization expense of $51,045 respectively, with an unamortized discount of $188,291 at May 31, 2023.
[20]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the three months ended May 31, 2023, the Company recorded amortization expense of $159,064 respectively, with an unamortized discount of $953,197 at May 31, 2023.
[21]	Original $13,000 note may be pre-payable at any time. The note balance includes an original issue discount of $3,850 at issuance. The loan and accrued interest were paid in March 2022.
[22]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the year ended February 28, 2023, the Company recorded amortization expense of $2,995,719, with an unamortized discount of $1,112,261 at February 28, 2023. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[23]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant.. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized.
[24]	Original $43,500 note may be pre-payable at any time. The note balance includes an original issue discount of $8,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[25]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the three months ended May 31, 2023, the Company recorded amortization expense of $154,910 respectively, with an unamortized discount of $639,308 at May 31, 2023.
[26]	Original $85,000 note may be pre-payable at any time. The note balance includes an original issue discount of $15,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[27]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. For the three months ended May 31, 2023 there were repayments of $27,000 on the note.
[28]	Original $62,000 note may be pre-payable at any time. The note balance includes an original issue discount of $12,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[29]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. For the three months ended May 31, 2023, the Company recorded amortization expense of $86,930 respectively, with an unamortized discount of $1,27,501 at May 31, 2023.
[30]	Original $31,000 note may be pre-payable at any time. The note balance includes an original issue discount of $6,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[31]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2023, the Company recorded amortization expense of $5,287 respectively, with an unamortized discount of $3,739 at May 31, 2023.
[32]	Original $50,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[33]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. For the three months ended May 31, 2023, the Company recorded amortization expense of $4,557 respectively, with an unamortized discount of $26,312 at May 31, 2023.
[34]	Original $42,000 note may be pre-payable at any time. The note balance includes an original issue discount of $7,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[35]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2023, the Company recorded amortization expense of $12,342 respectively, with an unamortized discount of $15,479 at May 31, 2023.
[36]	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Interest payable monthly, principal due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The loan and accrued interest were fully paid in March 2022.
[37]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2023, the Company recorded amortization expense of $18,930 respectively, with an unamortized discount of $17,799 at May 31, 2023.
[38]	Original principal of $150,000 and interest repayable in 28 monthly instalments commencing December 6, 2020, the first 6 months at $2,000 per month, the remaining 22 payments at $ 8,500 per month. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.
[39]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s s present and after-acquired property. For the three months ended May 31, 2023, the Company recorded amortization expense of $12,290 respectively, with an unamortized discount of $20,620 at May 31, 2023.
[40]	Original $110,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 and was issued with a warrant to purchase 70,000,000 shares at an exercise price of $0.00165 per share, with a 3-year term and having a relative fair value of $41,176. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $41,176 with a corresponding adjustment to paid in capital. The loan and accrued interest were fully paid in March 2022.
[41]	Original principal of $65,000 and interest repayable in 21 monthly instalments of $4,060 commencing February 23, 2021. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.
[42]	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000 and was issued with a warrant to purchase 230,000,000 shares at an exercise price of $0.00165 per share with a 3-year term and having a relative fair value of $125,814. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $125,814 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.
[43]	Original $82,500 note may be pre-payable at any time. The note balance includes an original issue discount of 7,500 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.002 per share with a 3-year term and having a relative fair value of $54,545. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $54,545 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.
[44]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[45]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[46]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.
[47]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.
[48]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[49]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. For both the years ended February 28, 2023, the Company recorded amortization expense of $0 with an unamortized discount of $0 at February 28, 2023. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[50]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[51]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. For the year ended February 28, 2023, the Company recorded amortization expense of $127,897, respectively, with an unamortized discount of $239,336 at February 28, 2023.
[52]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. For the year ended February 28, 2023, the Company recorded amortization expense of $455,527, with an unamortized discount of $794,218 at February 28, 2023. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[53]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. For the year ended February 28, 2023 there was repayments $115,800 on the note.
[54]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $10,974, with an unamortized discount of $9,026 at February 28, 2023.
[55]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. For the year ended February 28, 2023, the Company recorded amortization expense of $8,632, with an unamortized discount of $30,868 at February 28, 2023.
[56]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $22,179 with an unamortized discount of $27,821 at February 28, 2023.
[57]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $38,271 with an unamortized discount of $32,909 at February 28, 2023.
[58]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $17,091 with an unamortized discount of $46,407 at February 28, 2023.
[59]	On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each trance of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At November 30, 2022 the Company has issued 6 tranches as follows: